Expenses (Details) - Schedule of expenses consist - USD ($)	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Schedule of Expenses Consist [Abstract]
Cost of revenue		$ 36,001
Amortization of intangible assets (refer to Note 10)	5,623,417	6,015,398
Depreciation (refer to Note 9)
Legal and professional expenses	1,721,061	225,566
Staffing expense		205,574
Other operating expenses	145,314	341,062
Total expenses	$ 7,489,792	$ 6,823,601